Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Right-of-use assets	$ 846,335	$ 98,570	$ 283,847	[1]
Lease liabilities	$ 603,599	$ 118,757	$ 326,107
Indicative rate of borrowing cost	0.125%	0.125%
Maximum [Member]
Leases [Line Items]
Interest rate	6.60%	6.60%
Maximum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate	6.60%	6.60%
Minimum [Member]
Leases [Line Items]
Interest rate	5.50%	5.50%
Minimum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate		5.50%	5.50%

[1]	Re-presented as mentioned in Note 23